CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of revenues from sales to unaffiliated customers

	Six months ended June 30,
	2022	2023
	Unaudited
North America (*)	$28,296	$48,572
Europe	22,791	22,741
Africa	10,032	9,153
Asia-Pacific and Middle East	17,239	19,625
India	37,300	46,933
Latin America	25,335	22,536

	$140,993	$169,560

(*) As of June 30, 2022 and 2023, 81% and 93% represent revenues in the United States.